SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Office computer equipment	Dec. 31, 2012 Office furniture and equipment	Dec. 31, 2012 Software	Dec. 31, 2012 Servers and network equipment	Dec. 31, 2012 Motor vehicles
Convenience translation
Noon buying rate of US$1.00 to RMB		6.2301
Foreign currency translation and transactions
Foreign exchange losses	$ 420	2,619	5,949	7
Cash and cash equivalents and short-term investments
Interest income from short-term investments	5,337	33,253	15,535	337
Short-term investments	338,690	2,110,073	1,400,858
Restricted cash
Restricted cash balance	$ 1,445	9,003
Property and equipment, net
Estimated useful life of asset					3 years	3 years	3 years	3 years	5 years